Intangible Assets, Net (Details) - Schedule of intangible assets, net - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Intangible asset, gross	$ 5,299,016	$ 4,357,104
Less: accumulated amortization	(429,362)	(246,075)
Intangible assets, net	4,869,654	4,111,029
Land use rights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, gross	1,599,693	1,730,978
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, gross	1,299,612	29,472
Others [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, gross	2,284,860	2,472,376
Patent [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, gross	$ 114,851	$ 124,277